Earnings Per Ordinary Share (EPS) (Details) - Schedule of Weighted Average Number of Ordinary Shares in Issue	12 Months Ended
	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 MYR (RM) RM / shares shares	Jun. 30, 2021 RM / shares shares
Schedule of Weighted Average Number of Ordinary Shares in Issue [Abstract]
Profit attributable to Owners of the Company (RM) | RM	RM 25,834,756		RM 73,582,507
Weighted average number of ordinary shares in issue | shares	21,999,658		10,000,000	10,000
Basic EPS (RM) | (per share)	RM 1.17	$ 0.25	RM 7.36	RM 1,867.97
Diluted EPS (RM) | (per share)	RM 1.17	$ 0.25	RM 7.36	RM 1,867.97